Remuneration and other benefits paid to the Bank’s directors and senior managers - Insurance (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Disbursed for payment of civil liability insurance premium	€ 8,300,000	€ 13,500,000
Other directors | Life Insurance
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 0	€ 0